JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

March 5, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn:	Vincent J. Di Stefano

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the funds (the “Funds”) listed on Appendix A hereto

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 201 (Amendment No. 202 under the 1940 Act) filed electronically on February 27, 2012.

If you have any questions or comments, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

Appendix A

JPMorgan International Funds
JPMorgan Asia Equity Fund
JPMorgan China Region Fund
JPMorgan Emerging Economies Fund
JPMorgan Emerging Markets Equity Fund
JPMorgan India Fund
JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Value Fund
JPMorgan Intrepid European Fund
JPMorgan Intrepid International Fund
JPMorgan Latin America Fund
JPMorgan Russia Fund